Net Loss Per Share Attributable to Common Stockholders - Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	19,100,097	19,100,097	1,027,897	10,569,836		9,461,612
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total				6,178,315		6,178,315
Convertible Notes Payable [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total				3,363,624		2,251,941	[1]
Convertible Loans [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total					[2]
Options to Purchase Common Stock [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	1,563,347	1,563,347	1,027,897	1,027,897		1,031,356

[1]	The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.
[2]	The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.